Net Finance Expense - Schedule of Net Finance Expense (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Net Finance Expense [Abstract]
Gains / (losses) from exchange rate variation		$ 86,125	$ 51,843
Fair value adjustments on derivatives		20,064	20,227
Interest expense	[1]	(469,543)	(414,739)
Interest income	[2]	65,987	163,591
Bank fees and others		(16,843)	(12,468)
NET FINANCE EXPENSE		(314,210)	(191,546)
Financial income		172,176	235,660
Financial expense		$ (486,386)	$ (427,206)

[1]	For the three-month period ended March 31, 2026 and 2025, the amounts of US$362,605 and US$315,204, refers to interest expenses from loans and financings expenses.
[2]	For the three-month period ended March 31, 2026 and 2025, the amounts of US$34,210 and US$54,935, respectively, refers to interest income from short investments.